FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and expenses
Interests on financial debt	$ (13,217)	$ (31,052)	$ (42,245)
Foreign currency exchange effect on financial debts	43,001	91,150	(20,249)
Financial debt renegotiation results	(40)	(4,192)	(10,125)
Total Debt financial expenses	29,744	55,906	(72,619)
Gains (losses) on operations with notes and bonds	(12,683)	2,766	2,749
Other exchange differences	376	13,532	14,516
Other interests, net and other investments results	1,935	(3,191)	(2,138)
Other taxes and bank expenses	(6,960)	(8,333)	(8,027)
Financial expenses on pension benefits	(407)	(438)	(693)
Financial discounts on assets, debts and others	(3,191)	(4,753)	(2,123)
RECPAM	53,164	33,432	16,460
Total other financial results, net	32,234	33,015	20,744
Total financial results, net	61,978	88,921	(51,875)
Decrease in financial assets at amortised cost	214	1,958
DFI
Finance income and expenses
Net (losses) gains generated by DFI related to interests on financial debt	(147)	(736)	(863)
Net (losses) gains generated by DFI related to foreign currency exchange differences on financial debts	$ (1,555)	$ (3,567)	$ (4,478)